UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, DC 20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:            6/30/2001

Check here if Amendment     [ X ];         Amendment Number:  1
This Amendment (Check only one.):       [ x ] is a restatement.
                                        [  ] adds new holdings entries.



Institutional Investment Manager Filing this Report:

Name:        T. Rowe Price Associates, Inc.
Address:     100 East Pratt Street
             Baltimore, Maryland  21202

Form 13F File Number:  28-115

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Henry H. Hopkins
Title:    Managing Director
Phone:    410-345-6603

Signature, Place, and Date of Signing:


      /S/ Henry H. Hopkins        Baltimore, Maryland             08/31/2001
         [Signature]                [City, State]                   [Date]




Report type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
       NONE

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                          Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Value Total:    228453

Form 13F Information Table Entry Total:    1

Information for which we are requesting confidential treatment has been omitted from the public 13F report and filed separately with the Commission.

THIS FILING LISTS SECURITY HOLDING REPORTED ON THE FORM 13F FOR THE QUARTER ENDED 6/30/2001 WHICH WAS FILED IN ERROR

List of Other Included Managers: NONE



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                                                    FORM 13F INFORMATION TABLE


                               TITLE OF               VALUE    SHARES/  SH/ PUT/ INVSTMT OTH           VOTING AUTHORITY
NAME OF ISSUER                 CLASS      CUSIP      (x$1000)  PRN AMT  PRN CALL DSCRETN MGR       SOLE      SHARE       NONE
------------------------------ ---------- --------- -------- ---------- --- ---- ------- --- ---------- ---------- ----------
RIO TINTO PLC - REG            ADR        767204100   228453   12854120 SH       SOLE           6965563          0    5888557

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